RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (AOCI)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI")

NOTE 2 – RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (“AOCI”)

          Amounts reclassified from AOCI and the affected line items in the statements of income during the periods ended December 31, 2014, 2013 and 2012, were as follows (dollars in thousands):

	Amounts Reclassified from AOCI
	December 31, 2014	Years Ended December 31, 2013	December 31, 2012	Affected Line Item in the Statements of Income
Unrealized gains on available-for-sale securities

	$652	$829	$2,294	Realized gain on sale of available-for- sale securities
	(251)	(319)	(883)	Tax expense
	$401	$510	$1,411	Net reclassified amount

Amortization of defined benefit pension items
Actuarial gains (losses)	$188	$(190)	$-
	(72)	73	-	Tax (expense) benefit
	$116	$(117)	$-	Net reclassified amount

Total reclassifications out of AOCI	$517	$393	$1,411